Investment properties - Summary of income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 35,887	₩ 23,890	₩ 43,777
Direct operating expenses for investment properties that generated rental income	₩ 12,033	₩ 11,951	₩ 12,107